CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income	¥ 226,630	$ 32,555	¥ 19,650	¥ (86,955)
Adjustments to reconcile net (loss) income to net cash generated from operating activities:
Depreciation of property, equipment and software	11,919	1,712	4,043	4,931
Amortization of intangible assets	137	20	173	0
Gain from remeasuring fair value of previously held equity interests upon business acquisition	0	0	(86)	0
Loss (income) from equity method investments	(1,348)	(194)	(869)	221
Realized gains from investments	(11,395)	(1,637)	0	0
Loss (gain) on disposal of property, equipment and software	(175)	(25)	108	43
Impairment loss on equity method investment	0	0	0	1,070
Share-based compensation	60,237	8,653	5,917	5,788
Changes in operating assets and liabilities:
Accrued expenses and other current liabilities	357,203	51,309	8,440	23,138
Deferred revenue	1,065,595	153,063	222,928	16,459
Prepaid expenses and other current assets	(204,648)	(29,396)	(20,973)	(8,717)
Income tax payable	16,093	2,312	0	0
Amounts due from related parties	710	102	1,287	(247)
Other assets	(236,420)	(33,960)	(1,291)	(825)
Amounts due to related parties	0	0	(74)	74
Deferred tax assets	550	79	2,659	(4,623)
Deferred tax liabilities	(34)	(5)	(43)	0
Net cash (used in) generated from operating activities	1,285,054	184,588	241,869	(49,643)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of short-term investments	(8,727,762)	(1,253,665)	(422,760)	(26,000)
Proceeds from maturity of short-term investments	7,393,386	1,061,993	232,950	18,050
Loan to related party	0	0	0	(1,750)
Purchase of property, equipment and software	(61,267)	(8,800)	(12,134)	(370)
Purchase of long-term investments	(1,109,180)	(159,324)	0	(125)
Proceeds from capital return related to equity method investment	0	0	3,185	0
Acquisition of business, net of cash acquired	0	0	37	0
Disposal of property, equipment and software	257	37	2	55
Net cash used in investing activities	(2,504,566)	(359,759)	(198,720)	(10,140)
CASH FLOWS FROM FINANCING ACTIVITIES
Net proceeds from initial public offering and from exercising the over-allotment option by the underwriters (net of issuance cost of RMB31,791)	1,366,860	196,337	0	0
Repurchase of ordinary shares	(86,739)	(12,459)	0	0
Amount borrowed from related parties	0	0	960	59,531
Repayment to related parties	(34,056)	(4,892)	(30,153)	(3,000)
Net cash generated from (used in) financing activities	1,246,065	178,986	(29,193)	56,531
Effect of exchange rate changes	14,155	2,033	9	(40)
Net (decrease) increase in cash and cash equivalents	40,708	5,848	13,965	(3,292)
Cash and cash equivalents at beginning of the year	33,259	4,777	19,294	22,586
Cash and cash equivalents at end of the year	73,967	10,625	33,259	19,294
Supplemental schedule of cash flow information
Income taxes paid	348	50	0	3
Non-cash investing and financing activity
Disposal of subsidiaries	0	0	245	0
Payables for purchase of property, equipment and software	¥ 15,815	$ 2,272	¥ 714	¥ 0